Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

(a)   Equilibrium Transactions

On March 1, 2021, the Company closed on the Membership Interest Purchase and Sale Agreement (the “MIPSA”) with Equilibrium that was entered into in December 2020, pursuant to which it purchased from Equilibrium 100% of its membership interests in its subsidiary, Morehead Farm LLC. The purchase price for Morehead Farm LLC (“Morehead Farm”) was $125,000 which was equal to a multiple of Equilibrium’s cost to acquire, develop and construct the Morehead CEA Facility.

At closing, Morehead Farm LLC, which owns the Morehead CEA facility, became a wholly owned subsidiary of the Company. Concurrently with the closing of the MIPSA, the Master Lease Agreement dated May 13, 2019 with Morehead Farm LLC to lease the Morehead CEA facility and ancillary agreements related thereto, was terminated. As a result, the closing date balances of $66,504 for the financing obligation related to construction in progress assets and $58,496 for the finance lease liability related to the completed portion of the Morehead CEA facility were settled and de-recognized from the Company’s condensed consolidated balance sheet.

On May 12, 2020, the Company entered into a loan agreement with Equilibrium, a related party, at that time, to finance the purchase of equipment to be used in the Company’s operations in Morehead, Kentucky. The loan agreement had an original principal balance of $2,000 and an interest rate of 9.5% per year. Upon establishment of the finance lease liability for the Morehead CEA facility lease in October, 2020, the principal balance of the loan was extinguished and added to the future base rent calculation to be paid over the term of the lease liability, which was settled and de-recognized as described above. The original proceeds from the loan are included in the financing section of the statement of cash flows as of September 30, 2020.

(b)   Other Leases

The Company’s other lease portfolio is primarily comprised of operating leases for offices. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on whether the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. Leases are classified as operating or finance leases at the commencement date of the lease.

Operating lease right-of-use assets, net and liabilities are recognized within the condensed consolidated balance sheets based on the present value of lease payments over the lease term. As the implicit rate is generally not readily determinable for most leases, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the estimated rate of interest that the Company would pay to borrow on a collateralized basis over a similar term in a similar economic environment. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Leases may include renewal options, and the renewal option is included in the lease term if the Company concludes that it is reasonably certain that the option will be exercised. A certain number of the Company’s leases contain rent escalation clauses, either fixed or adjusted periodically for inflation of market rates, that are factored into the calculation of lease payments to the extent they are fixed and determinable at lease inception.

For the three and nine months ended September 30, 2021, the Company recognized $109 and $324, respectively, of operating lease expense in SG&A within the unaudited condensed consolidated statement of operations and comprehensive loss compared to $75 and $108 for the comparable prior year periods.

The future minimum rental payments required under the leases for each year of the next five years and in the aggregate thereafter are as follows:

Operating leases
Remainder of 2021	$175
2022	715
2023	647
2024	529
2025	448
2026 and thereafter	849
Total minimum payments required	3,363
Less: imputed interest costs(1)	(550)
Present value of net minimum lease payments(2)	$2,813
Weighted-average imputed interest rate	6.33%
Weighted-average remaining lease term	5.3
(1)	Represents the amount necessary to reduce net minimum lease payments to present value using actual rate in the lease agreement or the Company’s incremental borrowing rate at lease inception.
(2)	Included in the unaudited condensed consolidated balance sheet as of September 30, 2021 as current and non-current lease liability of $537 and $2,276, respectively.

	Period Ended September 30,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$378	$54
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$1,055	$376

(c)   Agreements with Dalsem

The Company entered into agreements with Dalsem Greenhouse Technology, B.V. (“Dalsem”) for the construction of new CEA facilities in Richmond, Kentucky and Berea, Kentucky on November 20, 2020 and December 11, 2020, respectively. Under terms of the agreements, Dalsem will provide certain services related to the design, engineering, procurement, construction, startup and testing of a greenhouse and certain ancillary facilities at each site. Total costs under the agreements are based on actual costs incurred by Dalsem and payments are due upon the completion of certain established project milestones, with a portion of each payment due in Euros and a portion due in U.S. dollars. Either party is entitled to terminate the agreements upon the occurrence of certain events of default and the Company is entitled to terminate the agreements if Dalsem fails to meet certain performance requirements. The Company may also terminate the agreements without cause with written notice and a termination payment to Dalsem.

(d)   Purchase Commitments

During the three and nine months ended September 30, 2021, the Company entered into an agreement with its natural gas supplier to purchase a portion of its anticipated future natural gas usage at fixed prices. The unrecorded purchase commitments as of September 30, 2021, were $364, within the next twelve months.

There were no purchase commitments that were unrecorded at December 31, 2020.

(e)   Litigation

The Company is involved in various lawsuits, claims and other legal matters from time to time that arise in the ordinary course of business. The Company records a liability when a particular contingency is probable and estimable.

In September 2021, a putative securities class action complaint (captioned Ragan v. AppHarvest, Inc., Case No. 21-cv-07985) was filed in the United States District Court for the Southern District of New York on behalf of a proposed class consisting of those who acquired the Company’s securities between May 17, 2021 and August 10, 2021. The complaint names the Company and certain of its current officers as defendants, and alleges that the defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, by making materially false and misleading statements regarding the Company’s business, operations, and prospects because they failed to disclose a purported lack of sufficient training, and inability to consistently produce USDA Grade No. 1 tomatoes. The complaint seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including reasonable attorneys’ fees. On November 22, 2021, a related action (Plymouth County Retirement Association v. AppHarvest, Inc., No. 21-cv-09676) was filed in the United States District Court, by another purported stockholder of the Company, making substantially similar claims against the same set of defendants, on behalf of a proposed class consisting of those who acquired the Company’s securities between October 9, 2020 and August 10, 2021. The Company does not believe the claims have merit, intends to defend the case vigorously, and has not recorded a liability related to these lawsuits because, at this time, the Company is unable to reasonably estimate possible losses or determine whether an unfavorable outcome is probable.

8.   Commitments and Contingencies

(a)   Equilibrium Transactions

On April 15, 2019, the Company entered into a mortgage loan with Equilibrium, a related party, to finance the purchase of land from a third party in Morehead, Kentucky (the “Morehead Land”). The loan had a principal balance of $3,481 and bore interest at 8.00% per year.

On May 13, 2019, the Company entered a series of agreements with Equilibrium, resulting in the sale of the legal entity that was established to purchase the Morehead Land. The net assets of the entity sold to Equilibrium included the land, related permitting and the mortgage note owed to Equilibrium. On that same date, the Company also entered into a Master Lease Agreement (the “Master Lease Agreement”) with Morehead Farm LLC (“Morehead Farm”) for an indoor controlled agriculture facility on a portion of the Morehead Land (the “Morehead Facility”). The Master Lease Agreement had an initial term of 20 years commencing at substantial completion of construction and included a ground lease for the Morehead Land. In October 2020, the Company took occupancy of the completed portion of the Morehead Facility, resulting in lease commencement under the Master Lease Agreement. Lease payments under the Master Lease Agreement consisted of a base rent calculated as a percentage of defined construction costs, certain non-lease costs and rent based on gross revenues generated from the Morehead Facility. Equilibrium maintains an option to sell, and the Company is required to purchase, any excess land not otherwise utilized by the construction of the Morehead Facility at a price equal to the original cost of acquisition. During the term of the Master Lease Agreement, the Company has a right of first refusal to purchase the Morehead Land. The Company has accounted for the transfer of the Morehead Land to Equilibrium in 2019 as a financing transaction.

At December 31, 2020, the Company maintains a finance lease liability with Equilibrium of $59,216 related to the completed portion of the Morehead Facility and a related right-of-use asset at cost of $56,748. At December 31, 2020, the Company also has construction-in-progress assets of $54,649, and a corresponding financing obligation of $58,795 with Equilibrium for the portion of the Morehead Facility that remains under construction. The Company controls the remaining Morehead Facility construction activities. The finance lease liability and financing obligation related to the Morehead Facility have been recorded within current liabilities in the accompanying Consolidated Balance Sheet at December 31, 2020, since the closing of the Membership Interest Purchase and Sale Agreement occurred within twelve months of the balance sheet date.

On March 1, 2021, the Company closed on the Membership Interest Purchase and Sale Agreement with Equilibrium that was entered into in December 2020, pursuant to which it purchased from Equilibrium 100% of the membership interests in Morehead Farm (the “Membership Interest Purchase and Sale Agreement”). The purchase price for Morehead Farm was $125,000, which was equal to a multiple of Equilibrium’s cost to acquire, develop and construct the Morehead Facility. At closing, Morehead Farm, an Equilibrium subsidiary which owns the Morehead facility, became a wholly owned subsidiary of the Company. Concurrent with the closing of the Membership Interest Purchase and Sale Agreement, the Master Lease Agreement and ancillary agreements related thereto, were terminated.

(b)   Other Leases

The Company’s other lease portfolio is primarily comprised of operating leases for offices. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on whether the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. Leases are classified as operating or finance leases at the commencement date of the lease.

Operating lease right-of-use assets, net and liabilities are recognized within the Consolidated Balance Sheets based on the present value of lease payments over the lease term. As the implicit rate is generally not readily determinable for most leases, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the estimated rate of interest that the Company would pay to borrow on a collateralized basis over a similar term in a similar economic environment. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Leases may include renewal options, and the renewal option is included in the lease term if the Company concludes that it is reasonably certain that the option will be exercised. A certain number of the Company’s leases contain rent escalation clauses, either fixed or adjusted periodically for inflation of market rates, that are factored into the calculation of lease payments to the extent they are fixed and determinable at lease inception.

For the year ended December 31, 2020 and 2019, the Company recognized $169 and $70, respectively, of operating lease expense, including short-term lease expense and variable lease costs, which were immaterial. Rent expense is included in selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss.

The future minimum rental payments required under the leases for each year of the next five years ending December 31, and in the aggregate thereafter are as follows:

		Finance
		Lease
	Operating	with
	leases	Equilibrium
2021	$258	$59,447
2022	281	—
2023	270	—
2024	277	—
2025	265	—
2026 and thereafter	550	—
Total minimum payments required	1,901	59,447
Less: imputed interest costs(1)	(364)	(230)
Present value of net minimum lease payments(2)	$1,537	$59,216
Weighted-average imputed interest rate	6.29%	4.72%
Weighted-average remaining lease term	6.9	0.2
(1)	Represents the amount necessary to reduce net minimum lease payments to present value using actual rate in the lease agreement or the Company’s incremental borrowing rate at lease inception.
(2)	Included in the Consolidated Balance Sheet as of December 31, 2020 as current lease liability with a related party of $59,216, current lease liability with other parties of $166, and noncurrent lease liability of $1,370.

Supplemental Consolidated Statement of Cash Flow information is as follows for the years ended December 31:

	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$96	$38
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$1,441	$161

(c)   Agreements with Dalsem

The Company entered into agreements with Dalsem Greenhouse Technology, B.V. (“Dalsem”) for the construction of new greenhouse facilities in Richmond, Kentucky and Berea, Kentucky on November 20, 2020 and December 11, 2020, respectively. Under terms of the agreements, Dalsem will provide certain services related to the design, engineering, procurement, construction, startup and testing of a greenhouse and certain ancillary facilities at each site. Total costs under the agreements are based on actual costs incurred by Dalsem and payments are due upon the completion of certain established project milestones, with a portion of each payment due in Euros and a portion due in U.S. dollars. Either party is entitled to terminate the agreements upon the occurrence of certain events of default and the Company is entitled to terminate the agreements if Dalsem fails to meet certain performance requirements. The Company may also terminate the agreements without cause with written notice and a termination payment to Dalsem.

(d)   Purchase Commitments

There were no purchase commitments that were unrecorded at December 31, 2020 and 2019.